Financial instruments, Offsetting Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities [Member]
Net Financial Liabilities [Abstract]
Gross amount recognized	€ 34.2	€ 11.5
Gross amounts not offset permitted under master netting agreements	(7.3)	(2.8)
Net amount	26.9	8.7
Derivative Assets [Member]
Net Financial Assets [Abstract]
Gross amount recognized	11.0	32.1
Gross amounts not offset permitted under master netting agreements	(7.3)	(2.8)
Net amount	€ 3.7	€ 29.3